March 2015
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
DATES
Nick Xeros
Account Administrator
312-332-7464
nicholas.xeros@usbank.com
www.usbank.com/abs
190 South Lasalle St. 7th Floor
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Mortgage Loan Seller:
Bancorp Bank
Mortgage Loan Seller:
Cantor Commercial Real Estate Lending, L.P.
Mortgage Loan Seller:
Citigroup Global Markets Realty Corp.
Mortgage Loan Seller:
Goldman Sachs Mortgage Company
Mortgage Loan Seller:
MC-Five Mile Commercial Mortgage Finance LLC
Mortgage Loan Seller:
RAIT Funding, LLC
Mortgage Loan Seller:
Rialto Mortgage Finance, LLC
Depositor:
Citigroup Commercial Mortgage Securities Inc.
Trustee:
U.S. Bank National Association
Certificate Administrator:
U.S. Bank National Association
Custodian:
U.S. Bank National Association
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
Midland Loan Services,
a Division of PNC Bank, National Association
Operating Advisor:
Situs Holdings, LLC
Payment Date:
Mar 12, 2015
Prior Payment:
Feb 12, 2015
Next Payment:
Apr 10, 2015
Record Date:
Feb 27, 2015
Determination Date:
Mar 6, 2015
First Payment Date:
Apr 11, 2014
Closing Date:
Mar 20, 2014
Rated Final Distribution Date::
Mar 11, 2047
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust Services ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S.
Bank has not independently verified information received from any such third party.
Payment Detail

Payment Detail (Exchange Certificates)

Factor Detail

Principal Detail

Interest Detail

Reconciliation of Funds

Additional Reconciliation Detail

Interest Adjustment Reconciliation

Appraisal Reduction Report

Loan Level Detail

Historical Loan Modification Report

REO Status Report

REO Additional Detail

Material Breaches and Document Defects

Mortgage Loan Characteristics

Bond Collateral Realized Loss Reconciliation

Historical Delinquency & Liquidation (Stated)

Historical Liquidation Loss Loan Detail

Additional Loan Detail

Investor Notice

Effective
Exchangeable
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Outstanding
A-1
1.199000%
49,387,000.00
42,732,918.15
874,041.96
42,697.31
916,739.27
0.00
41,858,876.19
A-2
2.790000%
125,716,000.00
125,716,000.00
0.00
292,289.70
292,289.70
0.00
125,716,000.00
A-3
3.753000%
215,000,000.00
215,000,000.00
0.00
672,412.50
672,412.50
0.00
215,000,000.00
A-4
4.023000%
246,848,000.00
246,848,000.00
0.00
827,557.92
827,557.92
0.00
246,848,000.00
A-AB
3.552000%
74,468,000.00
74,468,000.00
0.00
220,425.28
220,425.28
0.00
74,468,000.00
X-A
1.328021%
777,479,000.00
770,824,918.15
0.00
853,059.52
853,059.52
0.00
769,950,876.19
X-B
0.095155%
50,816,000.00
50,816,000.00
0.00
4,029.49
4,029.49
0.00
50,816,000.00
X-C
0.500000%
21,596,000.00
21,596,000.00
0.00
8,998.33
8,998.33
0.00
21,596,000.00
X-D
1.235155%
60,979,707.00
60,979,707.00
0.00
62,766.14
62,766.14
0.00
60,979,707.00
A-S
4.345000%
33,030,000.00
33,030,000.00
0.00
119,596.13
119,596.13
0.00
33,030,000.00
50.00%
B
4.805000%
25,408,000.00
25,408,000.00
0.00
101,737.87
101,737.87
0.00
25,408,000.00
50.00%
C
4.900155%
25,408,000.00
25,408,000.00
0.00
103,752.61
103,752.61
0.00
25,408,000.00
50.00%
D
4.900155%
54,627,000.00
54,627,000.00
0.00
223,067.29
223,067.29
0.00
54,627,000.00
E
4.400155%
21,596,000.00
21,596,000.00
0.00
79,188.12
79,188.12
0.00
21,596,000.00
F
3.665000%
11,434,000.00
11,434,000.00
0.00
34,921.34
34,921.34
0.00
11,434,000.00
G
3.665000%
49,545,707.00
49,545,707.00
0.00
151,320.85
151,320.85
0.00
49,545,707.00
R
0.000000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
PEZ
N/A
83,846,000.00
83,846,000.00
0.00
325,086.60
325,086.60
0.00
83,846,000.00
Totals:
1,016,313,707.00
1,009,659,625.15
874,041.96
4,122,907.00
4,996,948.96
0.00
1,008,785,583.19
March 2015
PAYMENT DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19

Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Exchanged
A-S
4.345000%
33,030,000.00
33,030,000.00
0.00
119,596.13
119,596.13
0.00
33,030,000.00
50.00%
B
4.805000%
25,408,000.00
25,408,000.00
0.00
101,737.87
101,737.87
0.00
25,408,000.00
50.00%
C
4.900155%
25,408,000.00
25,408,000.00
0.00
103,752.61
103,752.61
0.00
25,408,000.00
50.00%
PEZ
N/A
83,846,000.00
83,846,000.00
0.00
325,086.60
325,086.60
0.00
83,846,000.00
Totals:
83,846,000.00
83,846,000.00
0.00
325,086.60
325,086.60
0.00
83,846,000.00
March 2015
PAYMENT DETAIL (EXCHANGE CERTIFICATES)
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19

Beginning
Principal
Interest
Total
Realized
Ending
Class
Cusip
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1
17322AAA0
865.26653067
17.69781440
0.86454548
18.56235988
0.00000000
847.56871626
A-2
17322AAB8
1000.00000000
0.00000000
2.32500000
2.32500000
0.00000000
1000.00000000
A-3
17322AAC6
1000.00000000
0.00000000
3.12750000
3.12750000
0.00000000
1000.00000000
A-4
17322AAD4
1000.00000000
0.00000000
3.35250000
3.35250000
0.00000000
1000.00000000
A-AB
17322AAE2
1000.00000000
0.00000000
2.96000000
2.96000000
0.00000000
1000.00000000
X-A
17322AAJ1
991.44146421
0.00000000
1.09721230
1.09721230
0.00000000
990.31726412
X-B
17322AAK8
1000.00000000
0.00000000
0.07929561
0.07929561
0.00000000
1000.00000000
X-C
17322AAV4
1000.00000000
0.00000000
0.41666667
0.41666667
0.00000000
1000.00000000
X-D
17322AAXO
1000.00000000
0.00000000
1.02929561
1.02929561
0.00000000
1000.00000000
A-S
17322AAF9
1000.00000000
0.00000000
3.62083333
3.62083333
0.00000000
1000.00000000
B
17322AAG7
1000.00000000
0.00000000
4.00416667
4.00416667
0.00000000
1000.00000000
C
17322AAH5
1000.00000000
0.00000000
4.08346228
4.08346228
0.00000000
1000.00000000
D
17322AAM4
1000.00000000
0.00000000
4.08346228
4.08346228
0.00000000
1000.00000000
E
17322AAP7
1000.00000000
0.00000000
3.66679561
3.66679561
0.00000000
1000.00000000
F
17322AAR3
1000.00000000
0.00000000
3.05416667
3.05416667
0.00000000
1000.00000000
G
17322AAT9
1000.00000000
0.00000000
3.05416671
3.05416671
0.00000000
1000.00000000
R
17322AAZ5
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
PEZ
17322AAL6
1000.00000000
0.00000000
3.87718676
3.87718676
0.00000000
1000.00000000
March 2015
FACTOR DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19

Operating
Cumulative
Beginning
Scheduled
Unscheduled
Realized
Advisor
Ending
Realized
Class
Balance
Principal
Principal
Loss
Expenses
Balance
Loss
A-1
42,732,918.15
874,041.96
0.00
0.00
0.00
41,858,876.19
0.00
A-2
125,716,000.00
0.00
0.00
0.00
0.00
125,716,000.00
0.00
A-3
215,000,000.00
0.00
0.00
0.00
0.00
215,000,000.00
0.00
A-4
246,848,000.00
0.00
0.00
0.00
0.00
246,848,000.00
0.00
A-AB
74,468,000.00
0.00
0.00
0.00
0.00
74,468,000.00
0.00
A-S
33,030,000.00
0.00
0.00
0.00
0.00
33,030,000.00
0.00
B
25,408,000.00
0.00
0.00
0.00
0.00
25,408,000.00
0.00
C
25,408,000.00
0.00
0.00
0.00
0.00
25,408,000.00
0.00
D
54,627,000.00
0.00
0.00
0.00
0.00
54,627,000.00
0.00
E
21,596,000.00
0.00
0.00
0.00
0.00
21,596,000.00
0.00
F
11,434,000.00
0.00
0.00
0.00
0.00
11,434,000.00
0.00
G
49,545,707.00
0.00
0.00
0.00
0.00
49,545,707.00
0.00
PEZ
83,846,000.00
0.00
0.00
0.00
0.00
83,846,000.00
0.00
Totals:
1,009,659,625.15
874,041.96
0.00
0.00
0.00
1,008,785,583.19
0.00
March 2015
PRINCIPAL DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19

Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Maintenance
Distribution
Unpaid Interest
Class
Interest
Shortfall
Adjustment
Shortfalls
Charges
Amount
Shortfall
A-1
42,697.31
0.00
0.00
0.00
0.00
42,697.31
0.00
A-2
292,289.70
0.00
0.00
0.00
0.00
292,289.70
0.00
A-3
672,412.50
0.00
0.00
0.00
0.00
672,412.50
0.00
A-4
827,557.92
0.00
0.00
0.00
0.00
827,557.92
0.00
A-AB
220,425.28
0.00
0.00
0.00
0.00
220,425.28
0.00
X-A
853,059.52
0.00
0.00
0.00
0.00
853,059.52
0.00
X-B
4,029.49
0.00
0.00
0.00
0.00
4,029.49
0.00
X-C
8,998.33
0.00
0.00
0.00
0.00
8,998.33
0.00
X-D
62,766.14
0.00
0.00
0.00
0.00
62,766.14
0.00
A-S
119,596.13
0.00
0.00
0.00
0.00
119,596.13
0.00
B
101,737.87
0.00
0.00
0.00
0.00
101,737.87
0.00
C
103,752.61
0.00
0.00
0.00
0.00
103,752.61
0.00
D
223,067.29
0.00
0.00
0.00
0.00
223,067.29
0.00
E
79,188.12
0.00
0.00
0.00
0.00
79,188.12
0.00
F
34,921.34
0.00
0.00
0.00
0.00
34,921.34
0.00
G
151,320.85
0.00
0.00
(0.00)
0.00
151,320.85
0.03
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
PEZ
325,086.60
0.00
0.00
0.00
0.00
325,086.60
0.00
Totals:
4,122,906.99
0.00
0.00
(0.00)
0.00
4,122,907.00
0.03
March 2015
INTEREST DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19

Interest
Fees
Scheduled Interest
3,864,504.94
Master Servicing Fee
13,189.67
Interest Adjustments
0.00
Trustee/Certificate Administrator Fees
1,178.00
Deferred Interest
0.00
Operating Advisor Fee
981.61
Net Prepayment Shortfall
0.00
Special Servicing Fee
0.00
Net Prepayment Interest Excess
0.00
Workout Fee
0.00
Interest Reserve (Deposit)/Withdrawal
275,167.53
Liquidation Fee
0.00
Interest Collections
4,139,672.47
Special Serv Fee plus Adj.
0.00
CREFC Intellectual Property Royalty License Fee
392.69
CCRE Strip
1,023.50
Principal
Miscellaneous Fee
0.00
Scheduled Principal
874,041.96
Fee Distributions
16,765.47
Unscheduled Principal
0.00
Principal Adjustments
0.00
Additional Trust Fund Expenses
Principal Collections
874,041.96
Reimbursed for Interest on Advances
0.00
Net ASER Amount
0.00
Non-Recoverable Advances
0.00
Other Expenses or Shortfalls
0.00
Other
Additional Trust Fund Expenses
0.00
Yield Maintenance
0.00
Prepayment Premium
0.00
Payments to Certificateholders
Other Collections
0.00
Interest Distribution
4,122,907.00
Principal Distribution
874,041.96
Yield Maintenance
0.00
Prepayment Premium
0.00
Payments to Certificateholders
4,996,948.96
Total Collections
5,013,714.43
Total Distribution
5,013,714.43
Funds Collection
Funds Distribution
March 2015
RECONCILIATION OF FUNDS
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19

Stated Principal Balance
P&I Advances:
Beginning
Ending
Total
1,009,659,625.79
1,008,785,583.83
P & I Advances
Not Provided
Miscellaneous Advances
Not Provided
Outstanding P & I Advances
319,885.46
Ending pool Factor
0.992593
Ending Loan Count
79
Disclosable Special Servicer Fees
Commission
0.00
Brokerage Fee
0.00
Weighted Average Remaining Term to Maturity
99
Rebate
0.00
Shared Fee
0.00
Other
0.00
Weighted Average Mortgage Rate
4.5930389%
Controlling Class:
G
Excess Liquidation Proceeds Account
Beg Balance
(Withdraw)/Dep
End Balance
0.00
0.00
0.00
Controlling Class Representative:
Ellington Management Group, LLC
Specially Serviced Loans that are not Delinquent
CCRE Strip for the Distribution Date
1,023.50
Count
Balance
0
0.00
March 2015
ADDITIONAL RECONCILIATION DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19

March 2015
INTEREST ADJUSTMENT RECONCILIATION
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
Count:
Totals:
Total Interest Shortfall hitting the Trust:
0.00
*Total shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

March 2015
APPRAISAL REDUCTION REPORT
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
Count:
Totals:

March 2015
LOAN LEVEL DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Loan ID
Property
Type
Transfer
Date
State
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
1
Various
01/06/24
N
99,453,462.91
484,576.52
0.00
03/06/15
0.00
309,954.04
0.00
4.000
0.00
2
Mixed Use
AZ
01/01/24
N
45,000,000.00
171,850.00
0.00
03/01/15
0.00
171,850.00
0.00
4.910
0.00
2A
Mixed Use
AZ
01/01/24
N
40,000,000.00
152,755.56
0.00
03/01/15
0.00
152,755.56
0.00
4.910
0.00
3
Office
PA
12/06/18
N
69,500,000.00
234,060.56
0.00
03/06/15
0.00
234,060.56
0.00
4.330
0.00
4
Multifamily
MI
12/06/23
N
43,000,000.00
165,249.00
0.00
03/06/15
0.00
165,249.00
0.00
4.941
0.00
5
Mixed Use
GA
02/06/24
N
36,000,000.00
141,036.00
0.00
03/06/15
0.00
141,036.00
0.00
5.037
0.00
6
Various
03/06/24
N
31,000,000.00
117,662.22
0.00
03/06/15
0.00
117,662.22
0.00
4.880
1.86
12/31/14
7
Retail
NY
01/06/24
N
30,000,000.00
112,933.33
0.00
03/06/15
0.00
112,933.33
0.00
4.840
2.40
12/31/14
8
Office
NY
01/06/24
N
28,524,496.86
157,455.43
0.00
03/06/15
0.00
113,322.23
0.00
5.100
0.00
9
Multifamily
NY
02/06/24
N
26,113,615.60
147,979.63
0.00
02/06/15
0.00
B
108,824.58
0.00
5.350
1.13
12/31/14
10
Office
IL
02/06/24
N
25,590,000.00
97,237.74
0.00
03/06/15
0.00
97,237.74
0.00
4.886
0.00
11
Office
CA
03/06/24
N
20,000,000.00
73,095.56
0.00
03/06/15
0.00
73,095.56
0.00
4.699
3.08
12/31/14
12
Various
02/06/19
N
19,635,109.48
97,307.97
0.00
03/06/15
0.00
63,601.30
0.00
4.158
0.00
13
Retail
NY
01/06/24
N
18,400,000.00
70,682.58
0.00
03/06/15
0.00
70,682.58
0.00
4.939
2.16
12/31/14
14
Mobile Home
MI
01/06/24
N
16,851,866.53
99,465.31
0.00
03/06/15
0.00
75,080.57
0.00
5.720
1.60
12/31/14
15
Multifamily
TX
12/06/23
N
16,725,731.91
96,630.82
0.00
02/06/15
0.00
A
71,785.53
0.00
5.510
1.47
12/31/14
16
Retail
TX
02/06/24
N
15,954,109.45
88,371.43
0.00
03/06/15
0.00
63,897.47
0.00
5.141
0.00
17
Retail
AZ
01/06/24
N
15,060,000.00
58,449.53
0.00
03/06/15
0.00
58,449.53
0.00
4.990
0.00
18
Multifamily
IN
01/06/24
N
14,400,000.00
55,048.00
0.00
03/06/15
0.00
55,048.00
0.00
4.915
1.22
12/31/14
19
Retail
AL
01/01/24
N
13,287,518.22
75,049.98
0.00
03/01/15
0.00
54,960.42
0.00
5.310
1.62
12/31/14
20
Office
TX
01/06/24
N
12,720,138.49
72,473.11
0.00
03/06/15
0.00
54,589.50
0.00
5.510
0.00
21
Various
02/06/24
N
12,270,748.24
70,027.20
0.00
03/06/15
0.00
51,757.25
0.00
5.415
1.67
12/31/14
22
Mixed Use
CA
02/06/24
N
12,223,025.22
70,094.95
0.00
03/06/15
0.00
51,984.02
0.00
5.460
1.31
12/31/14
23
Various
01/06/24
N
12,375,000.00
50,512.00
0.00
03/06/15
0.00
50,512.00
0.00
5.248
0.00
24
Multifamily
KY
01/01/24
N
11,826,568.76
64,646.58
0.00
03/01/15
0.00
47,569.35
0.00
5.164
1.35
12/31/14
25
Multifamily
CA
12/06/23
N
11,784,626.70
64,198.76
0.00
03/06/15
0.00
45,625.92
0.00
4.970
1.30
12/31/14
26
Retail
MS
02/06/24
N
10,341,860.46
57,539.94
0.00
03/06/15
0.00
41,745.95
0.00
5.182
1.50
12/31/14
27
Mixed Use
UT
12/05/23
N
10,361,749.46
55,258.81
0.00
03/05/15
0.00
39,630.05
0.00
4.910
0.00
28
Office
GA
01/06/24
N
10,035,715.22
55,958.91
0.00
03/06/15
0.00
40,588.52
0.00
5.192
0.00
29
Retail
PA
02/06/24
N
10,150,000.00
39,393.28
0.00
03/06/15
0.00
39,393.28
0.00
4.990
0.00
30
Mixed Use
CA
12/06/23
N
9,813,455.68
52,285.35
0.00
03/06/15
0.00
36,466.61
0.00
4.770
2.32
12/31/14
31
Lodging
GA
12/06/23
N
8,704,625.65
49,806.02
0.00
03/06/15
0.00
36,749.87
0.00
5.420
0.00
32
Retail
FL
01/06/19
N
8,626,868.66
44,862.17
0.00
03/06/15
0.00
31,584.53
0.00
4.700
0.00
33
Mixed Use
WA
02/05/19
N
8,503,235.16
45,857.77
0.00
03/05/15
0.00
32,457.84
0.00
4.900
1.15
12/31/14
34
Various
01/06/19
N
8,493,658.89
44,292.06
0.00
03/06/15
0.00
30,372.06
0.00
4.590
0.00
35
Mixed Use
NY
01/06/24
N
8,500,000.00
34,840.56
0.00
03/06/15
0.00
34,840.56
0.00
5.270
0.00
36
Retail
TX
01/06/24
N
8,200,000.00
32,941.22
0.00
03/06/15
0.00
32,941.22
0.00
5.165
0.00
37
Multifamily
TX
11/06/23
N
7,863,754.22
45,875.88
0.00
02/06/15
0.00
A
34,240.44
0.00
5.590
2.16
12/31/14
38
Retail
TX
01/06/24
N
7,572,339.73
43,333.59
0.00
03/06/15
0.00
32,733.03
0.00
5.550
0.00
39
Various
01/06/24
N
7,590,000.00
30,933.47
0.00
03/06/15
0.00
30,933.47
0.00
5.240
1.79
12/31/14
40
Retail
CA
01/06/24
N
7,183,177.22
40,197.91
0.00
03/06/15
0.00
29,236.18
0.00
5.225
0.00

March 2015
LOAN LEVEL DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Loan ID
Property
Type
Transfer
Date
State
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
41
Retail
CA
01/05/24
N
7,148,176.14
40,857.82
0.00
03/05/15
0.00
30,178.55
0.00
5.420
2.20
12/31/14
42
Multifamily
VA
01/06/24
N
7,181,637.90
38,607.17
0.00
03/06/15
0.00
27,914.24
0.00
4.990
2.14
12/31/14
43
Retail
CA
01/05/24
N
7,033,895.19
39,040.88
0.00
03/05/15
0.00
28,218.01
0.00
5.150
1.24
12/31/14
44
Retail
GA
02/06/24
N
6,750,000.00
27,142.50
0.00
03/06/15
0.00
27,142.50
0.00
5.170
1.79
12/31/14
45
Various
02/06/24
N
6,599,159.59
43,272.85
0.00
03/06/15
0.00
29,036.48
0.00
5.645
0.00
46
Multifamily
FL
02/06/19
N
5,991,334.11
30,144.19
0.00
02/06/15
0.00
B
20,015.55
0.00
4.288
0.00
47
Mobile Home
IL
03/06/24
N
5,635,818.16
33,664.20
0.00
03/06/15
0.00
22,028.21
0.00
5.015
1.53
12/31/14
48
Multifamily
TX
02/06/24
N
5,617,932.87
32,060.65
0.00
03/06/15
0.00
23,696.09
0.00
5.415
1.86
12/31/14
49
Lodging
CO
03/05/24
N
5,484,773.44
34,021.61
0.00
03/05/15
0.00
23,124.56
0.00
5.410
3.07
12/31/14
50
Multifamily
AZ
01/01/24
N
5,486,776.44
30,712.75
0.00
03/01/15
0.00
22,863.75
0.00
5.350
1.58
12/31/14
51
Retail
LA
01/05/24
N
5,364,220.25
30,297.96
0.00
03/05/15
0.00
22,187.72
0.00
5.310
1.72
12/31/14
52
Retail
VA
01/06/19
N
5,213,769.14
28,906.74
0.00
03/06/15
0.00
20,875.60
0.00
5.140
0.00
53
Multifamily
NC
01/05/24
N
5,250,000.00
20,906.67
0.00
03/05/15
0.00
20,906.67
0.00
5.120
0.00
54
Multifamily
FL
01/01/24
N
5,166,392.62
28,990.69
0.00
03/01/15
0.00
21,128.21
0.00
5.250
0.00
55
Multifamily
IL
02/06/24
N
5,027,353.69
28,861.32
0.00
03/06/15
0.00
21,420.25
0.00
5.470
1.44
12/31/14
56
Office
CA
12/06/23
N
5,007,932.00
27,191.19
0.00
03/06/15
0.00
19,272.01
0.00
4.940
2.34
12/31/14
57
Multifamily
IL
01/06/24
N
5,025,000.00
19,160.60
0.00
03/06/15
0.00
19,160.60
0.00
4.903
1.52
12/31/14
58
Retail
CA
01/05/24
N
4,945,131.87
27,779.37
0.00
03/05/15
0.00
20,261.84
0.00
5.260
1.61
12/31/14
59
Multifamily
FL
02/06/24
N
4,926,530.60
27,796.29
0.00
03/06/15
0.00
20,377.21
0.00
5.310
0.00
60
Retail
MD
02/06/24
N
4,923,677.73
27,184.37
0.00
03/06/15
0.00
19,606.67
0.00
5.112
2.08
12/31/14
61
Retail
CO
12/06/23
N
4,900,000.00
18,865.00
0.00
03/06/15
0.00
18,865.00
0.00
4.950
0.00
62
Retail
DE
02/05/24
N
4,823,150.83
26,214.49
0.00
03/05/15
0.00
18,673.31
0.00
4.970
1.75
12/31/14
63
Retail
IN
12/06/23
N
4,535,211.29
27,564.07
0.00
03/06/15
0.00
18,168.33
0.00
5.140
1.98
12/31/14
64
Office
TX
01/01/24
N
4,502,709.73
25,376.78
0.00
03/01/15
0.00
18,554.22
0.00
5.290
1.74
12/31/14
65
Retail
IL
02/06/24
N
4,500,000.00
18,637.50
0.00
03/06/15
0.00
18,637.50
0.00
5.325
1.39
12/31/14
66
Retail
TX
12/06/23
N
4,278,116.34
24,399.44
0.00
03/06/15
0.00
17,961.80
0.00
5.390
1.63
12/31/14
67
Multifamily
TX
12/06/23
N
3,986,133.20
22,038.62
0.00
03/06/15
0.00
16,238.30
0.00
5.230
0.00
68
Multifamily
OR
01/06/24
N
3,791,398.04
21,811.59
0.00
03/06/15
0.00
16,183.77
0.00
5.480
0.00
69
Multifamily
TX
02/05/24
N
3,745,447.95
21,409.39
0.00
03/05/15
0.00
15,841.79
0.00
5.430
1.68
12/31/14
70
Retail
SC
02/05/24
N
3,506,769.63
19,186.95
0.00
03/05/15
0.00
13,740.57
0.00
5.030
1.43
12/31/14
71
Self Storage
AZ
01/05/24
N
3,394,194.74
18,880.44
0.00
03/05/15
0.00
13,669.39
0.00
5.170
1.30
12/31/14
72
Retail
TX
01/01/24
N
3,229,151.12
20,482.24
0.00
03/01/15
0.00
14,117.63
0.00
5.610
1.26
12/31/14
73
Multifamily
SC
12/06/23
N
3,191,895.94
17,426.85
0.00
03/06/15
0.00
12,407.58
0.00
4.990
0.00
74
Various
01/06/24
N
3,129,388.75
18,568.80
0.00
03/06/15
0.00
14,064.22
0.00
5.770
1.96
12/31/14
75
Various
01/06/24
N
2,951,943.82
16,510.41
0.00
03/06/15
0.00
12,003.19
0.00
5.220
2.26
12/31/14
76
Self Storage
VA
01/05/24
N
2,515,030.72
17,811.73
0.00
03/05/15
0.00
10,691.12
0.00
5.450
0.00
77
Retail
GA
02/06/24
N
2,522,383.67
14,231.70
0.00
03/06/15
0.00
10,433.13
0.00
5.310
0.00
78
Multifamily
MI
12/06/23
N
1,866,687.60
10,304.37
0.00
03/06/15
0.00
7,401.50
0.00
5.090
0.00
1,008,785,583.83
4,738,546.90
0.00
0.00
79
Totals:
Count:
3,864,504.94
0.00

March 2015
LOAN LEVEL DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Loan ID
Property
Type
Transfer
Date
State
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90+ Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; R = Repurchased.
* If State field is blank or 'XX', loan has properties in multiple states.

March 2015
HISTORICAL LOAN MODIFICATION REPORT
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Loan ID
Ending
Scheduled
Balance
Comments
Ending
Unpaid
Balance

March 2015
REO STATUS REPORT
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Loan ID
State
Ending
Scheduled Loan
Total Exposure
Appraisal Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
City
Property Type
Book Value
Type *
Appraisal
Date
Count:
Totals:
(*) Legend: (1) Partial Liq'n (Curtailment), (2) Payoff Prior To Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8)Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

March 2015
ADDITIONAL RECONCILIATION DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Loan ID
REO Property with Final Recovery Determination
Liq Proceeds and
other Amts Rec'd
Liq Proceeds and
other Amt Allocated
to Certs
Loss on Mortgage Loans

March 2015
MATERIAL BREACHES AND DOCUMENT DEFECTS
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Loan ID
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count:

March 2015
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Count
Balance ($)
%
0M to 4.9M
21
$80,164,953.57
7.95%
5M to 9.9M
28
$190,035,286.75
18.84%
10M to 14.9M
12
$141,776,950.77
14.05%
15M to 19.9M
6
$102,626,817.37
10.17%
20M to 24.9M
1
$20,000,000.00
1.98%
25M to 29.9M
3
$80,228,112.46
7.95%
30M to 34.9M
2
$61,000,000.00
6.05%
35M to 39.9M
1
$36,000,000.00
3.57%
40M to 44.9M
2
$83,000,000.00
8.23%
45M to 49.9M
1
$45,000,000.00
4.46%
65M to 69.9M
1
$69,500,000.00
6.89%
95M to 99.9M
1
$99,453,462.91
9.86%
Total
79
$1,008,785,583.83
100.00%
Remaining Principal Balance
0
4
8
12
16
20
0M t
o 4
.9
M
5M t
o 9
.9
M
10
M
t
o
14.9M
15
M
t
o
19.9M
20
M
t
o
24.9M
25
M
t
o
29.9M
30
M
t
o
34.9M
35
M
t
o
39.9M
40
M
t
o
44.9M
45
M
t
o
49.9M
65
M
t
o
69.9M
95
M
t
o
99.9M
Count
Balance ($)
%
4.000% - 4.240%
2
$119,088,572.39
11.81%
4.250% - 4.490%
2
$75,491,334.11
7.48%
4.500% - 4.740%
3
$37,120,527.55
3.68%
4.750% - 4.990%
20
$343,192,683.67
34.02%
5.000% - 5.240%
22
$203,079,028.47
20.13%
5.250% - 5.490%
22
$156,121,907.30
15.48%
5.500% - 5.740%
7
$71,562,141.59
7.09%
5.750% - 5.990%
1
$3,129,388.75
0.31%
Total
79
$1,008,785,583.83
100.00%
Gross Rate
Total Weighted Average Rate: 4.92%
0
5
10
15
20
25
30
35
4.000% -
4.240%
4.250% -
4.490%
4.500% -
4.740%
4.750% -
4.990%
5.000% -
5.240%
5.250% -
5.490%
5.500% -
5.740%
5.750% -
5.990%

March 2015
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Count
Balance ($)
%
UNDEFINED
10
$203,498,471.68
20.17%
NEW YORK
5
$111,538,112.46
11.06%
ARIZONA
5
$108,940,971.18
10.80%
TEXAS
12
$94,395,565.01
9.36%
CALIFORNIA
9
$85,139,420.02
8.44%
PENNSYLVANIA
2
$79,650,000.00
7.90%
GEORGIA
5
$64,012,724.54
6.35%
MICHIGAN
3
$61,718,554.13
6.12%
ILLINOIS
5
$45,778,171.85
4.54%
FLORIDA
4
$24,711,125.99
2.45%
INDIANA
2
$18,935,211.29
1.88%
VIRGINIA
3
$14,910,437.76
1.48%
ALABAMA
1
$13,287,518.22
1.32%
KENTUCKY
1
$11,826,568.76
1.17%
COLORADO
2
$10,384,773.44
1.03%
UTAH
1
$10,361,749.46
1.03%
MISSISSIPPI
1
$10,341,860.46
1.03%
WASHINGTON
1
$8,503,235.16
0.84%
SOUTH CAROLINA
2
$6,698,665.57
0.66%
LOUISIANA
1
$5,364,220.25
0.53%
NORTH CAROLINA
1
$5,250,000.00
0.52%
MARYLAND
1
$4,923,677.73
0.49%
DELAWARE
1
$4,823,150.83
0.48%
OREGON
1
$3,791,398.04
0.38%
Total
79
$1,008,785,583.83
100.00%
Geographic Distribution by State
0
4
8
12
16
20
24
UN
DE
FINE
D
NEW YORK
ARIZONA
TEXAS
CALIFORNIA
PENNSYLVANIA
GE
O
RGIA
M
IC
HIGAN
IL
LIN
O
IS
FLORIDA
INDIANA
VIRGINIA
ALABAMA
KENTUCKY
CO
LO
RADO UTAH
M
ISSISSIPPI
WASHINGTO
N
SO
UT
H
CAROLINA
LOUISIANA
NO
RTH CAROLINA
M
ARY
LA
ND
DELAWARE
OR
EGON
Count
Balance ($)
%
Lodging
2
$14,189,399.09
1.41%
Mixed Use
8
$170,401,465.52
16.89%
Mobile Home Park
2
$22,487,684.69
2.23%
Multifamily
21
$197,968,818.15
19.62%
Office
8
$175,880,992.30
17.43%
Retail
26
$218,449,526.94
21.65%
Self Storage
2
$5,909,225.46
0.59%
Various
10
$203,498,471.68
20.17%
Total
79
$1,008,785,583.83
100.00%
Property Type
1.4
Lodging
16.9
Mixed Use
2.2
Mobile Home Park
19.6
Multifamily
17.4
Office
21.7
Retail
0.6
Self Storage
20.2
Various
Lodging
1.4%
Mixed Use
16.9%
Mobile Home Park
2.2%
Multifamily
19.6%
Office
17.4%
Retail
21.7%
Self Storage
0.6%
Various
20.2%
Total:
100.0%

March 2015
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Count
Balance ($)
%
9 - 11
4
$62,120,591.60
6.16%
12 - 14
74
$938,801,238.01
93.06%
15 - 17
1
$7,863,754.22
0.78%
Total
79
$1,008,785,583.83
100.00%
Seasoning
Months
Total Weighted Average Seasoning: 13
0
20
40
60
80
100
9 - 11
12 - 14
15 - 17
Count
Balance ($)
%
45 - 47
7
$125,963,975.44
12.49%
102 - 104
1
$7,863,754.22
0.78%
105 - 107
67
$812,837,262.57
80.58%
108 - 110
4
$62,120,591.60
6.16%
Total
79
$1,008,785,583.83
100.00%
Remaining Term to Maturity
Months
Total Weighted Average Remaining Months: 99
0
10
20
30
40
50
60
70
80
90
45 - 47
102 - 104
105 - 107
108 - 110

March 2015
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Count
Balance ($)
%
0.000% - 0.49
9
$182,873,353.13
18.13%
0.500% - 0.99
1
$8,500,000.00
0.84%
1.000% - 1.49
16
$150,413,590.76
14.91%
1.500% - 1.99
33
$384,654,605.97
38.13%
2.000% - 2.49
18
$256,859,260.53
25.46%
3.000% - 3.49
2
$25,484,773.44
2.53%
Total
79
$1,008,785,583.83
100.00%
DSCR
Total Weighted Average DSCR: 1.52
0
5
10
15
20
25
30
35
40
0.000%
- 0
.4
9
0.500%
- 0
.9
9
1.000%
- 1
.4
9
1.500%
- 1
.9
9
2.000%
- 2
.4
9
3.000%
- 3
.4
9
48.74%
Amortizing Balloon
12.33%
IO Maturity Balloon
38.93%
IO/Amortizing/Balloon
Amortizing Balloon
48.74%
IO Maturity Balloon
12.33%
IO/Amortizing/Balloon
38.93%
Total:
100.00%
Count
Balance ($)
%
Amortizing Balloon
50
$491,659,939.95
48.74%
IO Maturity Balloon
4
$124,400,000.00
12.33%
IO/Amortizing/Balloon
25
$392,725,643.88
38.93%
Total
79
$1,008,785,583.83
100.00%
Amortization Type

March 2015
BOND/COLLATERAL REALIZED LOSS RECONCILIATION
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
Interest
(Shortages) /
Excesses
applied to
Realized Loss
Modification
Adjustments /
Appraisal
Reduction
Adjustment
Period
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
Recoveries /
Loss to
Certificate
Interest
A
B
C
D
E
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Adjustments that are based on principal haircut or future interest foregone due to modification
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans - B - C - D + E instead of A - C - D + E

March 2015
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (STATED BALANCE)
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
30 Days Delinq
60 Days Delinq
Prepayments
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2)
(2)
(2)
(2)
(2)
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
0
0.00
Mar 2015
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
0
0.00
Feb 2015
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
0
0.00
Jan 2015
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
0
0.00
Dec 2014
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
0
0.00
Nov 2014
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
0
0.00
Oct 2014
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
0
0.00
Sep 2014
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
0
0.00
Aug 2014
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
0
0.00
Jul 2014
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
0
0.00
Jun 2014
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
0
0.00
May 2014
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
0
0.00
Apr 2014
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

March 2015
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
Count:
Totals:
* Liquidation / Prepayment Code: 1 - Partial Liq'n (Curtailment); 2 - Payoff Prior To Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 - Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty; 11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer, Most Recent Value is as of cutoff.

Rule 15Ga-1
Most Recent
Loan ID
Asset name
Asset Originator
Ending Balance
Appraisal
Status
Repurchase/Replacement
March 2015
ADDITIONAL LOAN DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19

Each Certificateholder and Beneficial Owner may access notices on the Certificate Administrator's Website and each
Certificateholder and Beneficial Owner may register to receive email notifications when such notices are posted on the Certificate
Administrator's Website; provided that the Certificate Administrator shall be entitled to reimbursement from the requesting
Certificateholders for the reasonable expenses of posting such notices.
March 2015
INVESTOR NOTICE
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19

Document Outline

  Table of Contents
    Payment Detail
    Payment Detail (Exchange Certificates)
    Factor Detail
    Principal Detail
    Interest Detail
    Reconciliation of Funds
    Additional Reconciliation Detail
    Interest Adjustment Reconciliation
    Appraisal Reduction Report
    Loan Level Detail
    Historical Loan Modification Report
    REO Status Report
    REO Additional Detail
    Material Breaches and Document Defects
    Mortgage Loan Characteristics
    Bond Collateral Realized Loss Reconciliation
    Historical Delinquency & Liquidation (Stated)
    Historical Liquidation Loss Loan Detail
    Additional Loan Detail
    Investor Notice